Reserves - Disclosure of Restricted Share Units Reserve (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RSU [member]
Disclosure of restricted share units reserve [line items]
Fair value of RSU granted	$ 3	$ 3